Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	CIM Group, Inc.
Entity File Number	000-54939
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-3148022
Entity Address, Address Line One	2398 East Camelback Road, 4th Floor
Entity Address, Postal Zip Code	85016
Entity Address, State or Province	AZ
Entity Address, City or Town	Phoenix,
City Area Code	(602)
Local Phone Number	778-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001498547
Amendment Flag	false